New accounting principles not yet in effect (Tables)	12 Months Ended
Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Summary of Accounting Standards

The Entity has not applied the following new and revised IFRSs that have been issued but are not yet effective:

IFRS 17	Insurance Contracts2
Amendments to IFRS 9	Prepayment Features with Negative Compensation1
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures1
Annual Improvements to IFRS
Standards 2015–2017 Cycle	Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs1
Amendments to IAS 19
Employee Benefits	Plan Amendment, Curtailment or Settlement1
IFRS 10 Consolidated Financial
Statements and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture2
IFRIC 23	Uncertainty over Income Tax Treatments1

[1] Effective for annual periods beginning on or after January 1, 2019, with earlier application permitted.

[2] Effective for annual periods beginning on or after a date to be determined.

IFRS 17 Insurance Contracts

The IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts.

This standard outlines a General Model, which is modified for insurance contracts with direct participation features, described as the Variable Fee Approach. The General Model is simplified if certain criteria are met by measuring the liability for remaining coverage using the Premium Allocation Approach.

The General Model will use current assumptions to estimate the amount, timing and uncertainty of future cash flows and it will explicitly measure the cost of that uncertainty, it takes into account market interest rates and the impact of policyholders’ options and guarantees.

The implementation of this standard is likely to bring significant changes to an Company’s processes and systems, and will require much greater co-ordination between many functions of the business, including finance, actuarial and IT.

This standard is effective for annual reporting periods beginning on or after January 1, 2021, with early application permitted. It is applied retrospectively unless impracticable, in which case the modified retrospective approach or the fair value approach is applied.

For the purpose of the transition requirements, the date of initial application is the start if the annual reporting period in which the Company first applies this standard, and the transition date is the beginning of the period immediately preceding the date of initial application.

The Company’s management anticipate that the application of these amendments will not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

Amendments to IFRS 9 Prepayment Features with Negative Compensation

The amendments to IFRS 9 clarify that for the purpose of assessing whether a prepayment feature meets the SPPI condition, the party exercising the option may pay or receive reasonable compensation for the prepayment irrespective of the reason for prepayment. In other words, prepayment features with negative compensation do not automatically fail SPPI.

The amendment applies to annual periods beginning on or after January 1, 2019, with earlier application permitted. There are specific transition provisions depending on when the amendments are first applied, relative to the initial application of IFRS 9. The Company’s management anticipate that the application of these amendments not have an impact on the Company's consolidated financial statements, because all the effects was recognized in the initial adoption.

Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures

The amendment clarifies that IFRS 9, including its impairment requirements, applies to long-term interests. Furthermore, in applying IFRS 9 to long-term interests, an entity does not take into account adjustments to their carrying amount required by IAS 28 (i.e., adjustments to the carrying amount of long-term interests arising from the allocation of losses of the investee or assessment of impairment in accordance with IAS 28).

The amendments apply retrospectively to annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted. Specific transition provisions apply depending on whether the first-time application of the amendments coincides with that of IFRS 9. The Company’s management anticipate that the application of these amendments not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

Annual Improvements to IFRS Standards 2015–2017 Cycle Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs

The Annual Improvements include amendments to four Standards.

IAS 12 Income Taxes

The amendments clarify that an entity should recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the Company originally recognized the transactions that generated the distributable profits. This is the case irrespective of whether different tax rates apply to distributed and undistributed profits.

IAS 23 Borrowing Costs

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

IFRS 3 Business Combinations

The amendments to IFRS 3 clarify that when an Company obtains control of a business that is a joint operation, the entity applies the requirements for a business combination achieved in stages, including remeasuring its previously held interest (PHI) in the joint operation at fair value. The PHI to be remeasured includes any unrecognized assets, liabilities and goodwill relating to the joint operation.

IFRS 11 Joint Arrangements

The amendments to IFRS 11 clarify that when a party that participates in, but does not have joint control of, a joint operation that is a business obtains joint control of such a joint operation, the Company does not remeasure its PHI in the joint operation.

All the amendments are effective for annual periods beginning on or after January 1, 2019 and generally require prospective application. Earlier application is permitted.

The Company’s management do not anticipate that the application of the amendments in the future will have any impact on the Company consolidated financial statements as the Company is neither a first-time adopter of IFRS nor a venture capital organization. Furthermore, the Company does not have any associate or joint venture that is an investment Company.

Amendments to IAS 19 Employee Benefits Plan Amendment, Curtailment or Settlement

The amendments clarify that the past service cost (or of the gain or loss on settlement) is calculated by measuring the defined benefit liability (asset) using updated assumptions and comparing benefits offered and plan assets before and after the plan amendment (or curtailment or settlement) but ignoring the effect of the asset ceiling (that may arise when the defined benefit plan is in a surplus position). IAS 19 is now clear that the change in the effect of the asset ceiling that may result from the plan amendment (or curtailment or settlement) is determined in a second step and is recognized in the normal manner in other comprehensive income.

The paragraphs that relate to measuring the current service cost and the net interest on the net defined benefit liability (asset) have also been amended. An Company will now be required to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. In the case of the net interest, the amendments make it clear that for the period post plan amendment, the net interest is calculated by multiplying the net defined benefit liability (asset) as remeasured under IAS 19 with the discount rate used in the remeasurement (also taking into account the effect of contributions and benefit payments on the net defined benefit liability (asset)).

The amendments are applied prospectively. They apply only to plan amendments, curtailments or settlements that occur on or after the beginning of the annual period in which the amendments to IAS 19 are first applied. The amendments to IAS 19 must be applied to annual periods beginning on or after January 1, 2019, but they can be applied earlier if an entity elects to do so. The Company’s management anticipate that the application of these amendments not have an impact on the Company's consolidated financial statements in future periods should such transactions arise.

IFRS 10 Consolidated Financial Statements and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted. The directors of the Company anticipate that the application of these amendments may have an impact on the Company consolidated financial statements in future periods should such transactions arise.

IFRIC 23 Uncertainty over Income Tax Treatments

IFRIC 23 sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The Interpretation requires an entity to:

•	determine whether uncertain tax positions are assessed separately or as an entity; and
•	assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings:
–	If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings.
–	If no, the entity should reflect the effect of uncertainty in determining its accounting tax position.

The Interpretation is effective for annual periods beginning on or after January 1, 2019. Entities can apply the Interpretation with either full retrospective application or modified retrospective application without restatement of comparatives retrospectively or prospectively.

The Company’s management do not anticipate that the application of the amendments in the future will have an impact on the Company’s consolidated financial statements.